Dividend income (Tables)	12 Months Ended
Dec. 31, 2018
Dividend income
Schedule of Dividend income

	2016	2017	2018

Equity instruments classified as:
Financial assets held for trading	16	5	—
Of which:
NAFTRAC (Exchange-traded fund or ETF)	6	2	—
América Móvil, S.A.B, de C.V.	1	1	—
Wal-Mart de México, S.A.B. de C.V.	3	1	—
Fomento Económico Mexicano, S.A.B. de C.V.	1	—	—
Others	5	1	—

Financial assets at fair value through profit or loss	—	—	33
Of which:
NAFTRAC (Exchange-traded fund or ETF)	—	—	18
Grupo Cementos de Chihuahua, S.A.B. de C.V.	—	—	11
América Móvil, S.A.B, de C.V.	—	—	1
Grupo México, S.A.B. de C.V.	—	—	1
Wal-Mart de México, S.A.B. de C.V.	—	—	1
Others	—	—	1

Available-for-sale financial assets	78	145	—
Of which:
Controladora Prosa, S.A. de C.V.	—	62	—
Trans Unión de México, S.A.	57	83	—
Dun & Bradstreet de México, S.A. de C.V.	20	—	—
Others	1	—	—

Financial assets at fair value through other comprehensive income	—	—	177
Of which:
Controladora Prosa, S.A. de C.V.	—	—	50
Trans Unión de México, S.A.	—	—	88
Bolsa Mexicana de Valores, S.A.B. de C.V.	—	—	21
Dun & Bradstreet de México, S.A. de C.V.	—	—	17
Others	—	—	1
	94	150	210